Liability in Respect of Government Grants (Details) - ILS (₪) ₪ in Thousands		1 Months Ended	12 Months Ended
		Oct. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liability in Respect of Government Grants [Line Items]
Percentage of marketing systems		50.00%
Budget period for plan		2 years
Percentage of aggregate rate			100.00%
Royalty obligations payable terms			5 years
Growth amount (in New Shekels)			₪ 1,000
Percentage revenue			50.00%
Recognized in profit or loss, as grants (in New Shekels)	[1]				₪ 299
Liability in Respect of Government Grants [Member]
Liability in Respect of Government Grants [Line Items]
Grants received (in New Shekels)			₪ 1,700
Royalties payable, percentage of revenues			3.00%
Percentage of discount rate			20.00%

[1]	See Note 11B above.